Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Maturities of Lease Liabilities [Abstract]
Remainder of 2026	$ 1,016,575
2027	1,756,189
2028	1,524,299
2029	1,233,199
2030	1,060,601
Thereafter	1,471,333
Total lease payments	8,062,196
Less: imputed interest	(955,814)
Present value of lease liabilities	$ 7,106,382	$ 7,798,850